Equity Method Investments-Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity method investments
Investments in and advances to affiliates	$ 861.5	$ 926.0
Operating equity method investments
Equity method investments
Investments in and advances to affiliates	377.6	379.7
Carrying value of investments in excess of the entity's share of the affiliates' book value	$ 287.4
Operating equity method investments | Point Lisas Nitrogen Limited (PLNL)
Equity method investments
Ownership interest (as a percent)	50.00%
Obligation to purchase ammonia (description)	50% of the ammonia produced by PLNL
Obligation to purchase ammonia (percent)	50.00%
Purchases of ammonia from PLNL	$ 141.1	151.0	$ 145.7
Operating equity method investments | Ammonia storage joint venture
Equity method investments
Ownership interest (as a percent)	50.00%
Operating equity method investments | Maximum | Property, plant and equipment
Equity method investments
Number of years that the increased basis for property, plant and equipment and identifiable intangibles will be amortized	19 years
Operating equity method investments | Maximum | Gas contract
Equity method investments
Number of years that the increased basis for property, plant and equipment and identifiable intangibles will be amortized	9 years
Non-operating equity method investments
Equity method investments
Investments in and advances to affiliates	$ 483.9	546.3
Carrying value of investments in excess of the entity's share of the affiliates' book value	311.3
Carrying value of investments	471.5
Undistributed earnings from equity method investees	$ 12.3
Non-operating equity method investments | KEYTRADE AG
Equity method investments
Ownership interest (as a percent)	50.00%
Percentage rate of debt financing of subordinated notes to Keytrade	LIBOR
Percentage on debt instrument in addition to LIBOR Rate	1.00%
Amount of outstanding advances	$ 12.4	12.4
Recognized interest income on advances	$ 0.2	$ 0.2	$ 0.2
Non-operating equity method investments | GrowHow
Equity method investments
Ownership interest (as a percent)	50.00%
Non-operating equity method investments | Maximum | KEYTRADE AG
Equity method investments
Number of years that the increased basis for property, plant and equipment and identifiable intangibles will be amortized	11 years